Income Taxes - Deferred Income Tax Assets and Deferred Income Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Gross deferred income tax assets:
Allowance for doubtful accounts	$ 2,859	$ 2,994
Provisions not currently deductible	19,287	24,103
Property, plant and equipment	2,064	1,768
Net operating loss carryforwards	57,884	50,120
Retirement benefits	4,222	3,577
Goodwill and intangible assets	37,338	21,997
Other	11,179	2,596
Total gross deferred income taxes assets	134,833	107,155
Gross deferred income tax liabilities:
Property, plant and equipment	(7,961)	(7,464)
Goodwill and intangible assets	(21,693)	(24,185)
Other	(2,775)	(2,123)
Total gross deferred income tax liabilities	(32,429)	(33,772)
Valuation allowance	(89,436)	(43,511)
Net deferred income tax asset	$ 12,968	$ 29,872